BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements include the accounts of ZIVO Bioscience, Inc. and its wholly- owned subsidiaries (collectively, the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the financial statements contain all adjustments (consisting of only normal recurring adjustments) necessary to present fairly the information set forth therein. These consolidated financial statements are condensed, and therefore do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s December 31, 2019 consolidated audited financial statements and Notes thereto included in the Annual Report on Form 10-K filed with the SEC on March 26, 2020.

The results of operations for the nine months ended September 30, 2020 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2020, or any other period.

The Company incurred a net loss of $7,212,568 for the nine months ended September 30, 2020. In addition, the Company had a working capital deficiency of $10,969,148 and a stockholders’ deficit of $11,090,848 at September 30, 2020. These factors continue to raise substantial doubt about the Company's ability to continue as a going concern. During the nine months ended September 30, 2020, the Company raised $625,400 from the issuance of common stock and exercise of common stock warrants; $1,925,000 from the proceeds from the sale of Participation Agreements and related warrants; $121,700 in Loans Payable, Other and $129,000 in loans from related parties. There can be no assurance that the Company will be able to raise additional capital.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

BASIS OF PRESENTATION

Going Concern

The Company had a net loss of $11,510,166 and $14,635,367 during the years ended December 31, 2019 and 2018, respectively.

In addition, the Company had a working capital deficiency of $8,338,483 and a stockholders’ deficiency of $8,338,483 at December 31, 2019. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any such required funds, if available, will be available on attractive terms or that they will not have a significant dilutive effect on the Company’s existing shareholders.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset- carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt or equity or some combination thereof. There can be no assurances that the Company will be able to raise the additional funds it requires.

During the year ended December 31, 2019, the Company received proceeds of $2,650,000 from the issuance of Common Stock, $982,017 from the exercise of Common Stock Warrants and $32,500 in proceeds from loans payable – related party.